Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Outstanding Restricted Shares and Phantom Share Units

A summary of the Company’s outstanding restricted shares and phantom share units as of December 31, 2012 and for the year then ended is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV

December 31, 2009	44,374	$10.66	272,000	$13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	10.06	344,000	11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	13.04	534,000	12.72
Granted	63,653	14.17	40,000	17.68
Vested	(43,200)	13.04	—	—

December 31, 2012	63,653	$14.17	574,000	$13.07

Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

Average expected term	1.5 years
Expected volatility	40.12%
Dividend yield	5.74%
Average risk free rate	0.47%

	Number of SARs	Base price	Expiration date
Tranche 1	1,846,154	$21.50	December 7, 2015
Tranche 2	1,898,734	24.00	December 7, 2016
Tranche 3	1,929,260	26.50	December 7, 2017

Total	5,674,148